Filed with the Securities and Exchange Commission on May 11, 2012

1933 Act Registration File No. 333-173481
1940 Act File No. 811-22548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[	X	]
Post-Effective Amendment No.	6	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No.	7	[	X	]

(Check appropriate box or boxes.)

WALL STREET EWM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

55 East 52nd Street, 23rd Floor
New York, New York 10055
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 443-4693

Robert P. Morse, President
55 East 52nd Street, 23rd Floor
New York, New York 10055
(Name and Address of Agent for Service)

Copy to:

Richard Teigen, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note:  This PEA No. 6 hereby incorporates Parts A, B and C from the Fund’s PEA No. 4 on Form N-1A filed April 27, 2012 and the Fund's PEA No. 5 on form N-1A filed May 2, 2012.  This PEA No. 6 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 4 and PEA No. 5.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 6 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 11th day of May, 2012.

WALL STREET EWM FUNDS TRUST By: /s/ Robert P. Morse Robert P. Morse President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to its Registration Statement has been signed below on May 11, 2012, by the following persons in the capacities indicated.

/s/ Robert P. Morse Robert P. Morse	President, Trustee and Chairperson
/s/ Amb. Kurt D. Volker * Amb. Kurt D. Volker	Independent Trustee
/s/ Harlan K. Ullman, Ph.D.* Harlan K. Ullman, Ph.D.	Independent Trustee
/s/ Michael R. Linburn * Michael R. Linburn	Executive Vice President and Secretary
/s/ Jian H. Wang * Jian H. Wang	Executive Vice President and Treasurer

* By: /s/ Robert P. Morse
Robert P. Morse
Attorney-in-Fact pursuant to
*Attorney-in-Fact pursuant to Power of
                Attorney previously filed with
                Registrant’s Registration Statement on
                Form N-1A with the SEC on April 14,
                2011, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE